Annual Total Returns- Vanguard Institutional Target Retirement 2050 Fund (Institutional) [BarChart] - Institutional - Vanguard Institutional Target Retirement 2050 Fund - Institutional Shares	2016	2017	2018	2019	2020
Total	8.95%	21.47%	(7.87%)	25.05%	16.33%